Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Schedule of Lease Liabilities Secured at Amortised Costs

	2022 A$	2021 A$	2020 A$
Secured – at amortised costs

Loan Movement Schedule
Opening Balance – July 1	867,841	793,148	-
Adoption of new leasing accounting standard	-	-	2,993,675
New lease for new property - being rented	-	854,500	-
Repayments	(174,218)	(779,807)	(826,942)
Derecognized on disposal of subsidiaries (Note 34)	-	-	(1,440,322)
Effect of foreign currency exchange differences	-	-	66,737
Closing Balance – June 30	693,623	867,841	793,148

Disclosed in the financial statements as:

Current liabilities	160,040	174,218	767,711
Non-current liabilities	533,583	693,623	25,437
	693,623	867,841	793,148

Schedule of Total Group Cash Outflows for Leases

The total Group cash outflows for leases is set out below:

	2022 A$	2021 A$	2020 A$
Principal element of lease payments	174,218	779,807	826,942
Interest element of lease payments - continuing operations	26,872	26,934	79,938
Interest element of lease payments - discontinuing operations	-	-	33,176
Total cash outflows for leases	201,090	806,741	940,056

Schedule of Undiscounted Potential Future Rental Payments

Set out below are the undiscounted potential future rental payments relating to periods following the exercise date of extension options that are not included in the lease term:

	Within five years A$	More than five years A$	Total A$
As at June 30, 2022
Extension options expected not to be exercised	-	1,183,105	1,183,105

As at June 30, 2021
Extension options expected not to be exercised	-	1,183,105	1,183,105